Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated February 11, 2022
to the Prospectus, as supplemented, of the following Fund:
Fund	Prospectus Dated
Wanger Advisors Trust
Wanger Select	May 1, 2021
In February 2022, the Fund's Board of Trustees approved certain Fund changes to become effective May 1, 2022 (the Effective Date), including a significant increase in the normal number of portfolio holdings as the Fund discontinues its practice of investing in a limited number of companies (generally 20-40). Accordingly, on the Effective Date, the Fund's Prospectus will be revised as described below. The changes are being made in advance of a likely future proposal to merge the Fund with and into Wanger USA (to be known as Wanger Acorn effective May 1, 2022).
1. The third and fourth paragraph under the heading "Principal Investment Strategies" in the "Summary of the Fund" and "More Information About the Fund" sections will be superseded and replaced with the following:
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments.
The rest of each section will remain unchanged.
2. The information under the heading "Principal Risks" in the "Summary of the Fund" and "More Information About the Fund" sections will be revised to delete Select Portfolio Risk. The rest of each section will remain unchanged.
3. The information under the heading "Performance Information" in the "Summary of the Fund" section will be revised to add the following:
The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy that included investing in a limited number of companies (generally 20-40). If the Fund's current strategies had been in place for the prior periods, results shown would have been different.
The rest of the section will remain unchanged.
Supplement dated February 11, 2022
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following Fund:
Fund	Prospectus and SAI Dated
Wanger Advisors Trust
Wanger USA	May 1, 2021
In February 2022, the Fund's Board of Trustees approved certain Fund changes to become effective May 1, 2022 (the Effective Date), including a change to the Fund's name, an increase in the limit on the Fund’s foreign investment, an increase in the market capitalization range of the companies in which the Fund invests a majority of its assets, and a corresponding change in the Fund's primary benchmark. Accordingly, on the Effective Date, the Fund's Prospectus will be revised as described below. The changes are being made in advance of a likely future proposal to merge Wanger Select with and into the Fund.
1. The Fund's name is changed to Wanger Acorn and all references to Wanger USA will be revised to Wanger Acorn.
2. The first three paragraphs under the heading "Principal Investment Strategies" in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be superseded and replaced with the following:
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the Russell 2500 Growth Index, the Fund's benchmark, (the Index) at the time of purchase (between $31.6 million and $35.3 billion as of December 31, 2021). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. The Fund may continue to hold and make new investments in a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments.
The rest of each section will remain unchanged.
3. The information under the heading "Principal Risks" in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be revised to delete Depositary Receipts Risk. The rest of each section will remain unchanged.
4. The information under the heading "Performance Information" in the "Summary of the Fund" section of the Prospectus will be revised to add the following:
Effective May 1, 2022, the Fund compares its performance to that of the Russell 2500 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 2000 Growth Index (the Former Index). The Fund changed its primary benchmark in connection with Board-approved changes to its principal investment strategies that became effective May 1, 2022.  The Investment Manager believes that the New Index provides a more appropriate comparison than the Former Index for investors measuring the Fund's relative performance. Information on the Former Index also will be shown for a one-year transition period.
The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invests a majority of its assets. If the Fund's current strategies had been in place for the prior periods, results shown would have been different.
The rest of the section will remain unchanged.

Wanger Select
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated February 11, 2022
to the Prospectus, as supplemented, of the following Fund:
Fund	Prospectus Dated
Wanger Advisors Trust
Wanger Select	May 1, 2021
In February 2022, the Fund's Board of Trustees approved certain Fund changes to become effective May 1, 2022 (the Effective Date), including a significant increase in the normal number of portfolio holdings as the Fund discontinues its practice of investing in a limited number of companies (generally 20-40). Accordingly, on the Effective Date, the Fund's Prospectus will be revised as described below. The changes are being made in advance of a likely future proposal to merge the Fund with and into Wanger USA (to be known as Wanger Acorn effective May 1, 2022).
1. The third and fourth paragraph under the heading "Principal Investment Strategies" in the "Summary of the Fund" and "More Information About the Fund" sections will be superseded and replaced with the following:
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments.
The rest of each section will remain unchanged.
2. The information under the heading "Principal Risks" in the "Summary of the Fund" and "More Information About the Fund" sections will be revised to delete Select Portfolio Risk. The rest of each section will remain unchanged.
3. The information under the heading "Performance Information" in the "Summary of the Fund" section will be revised to add the following:
The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy that included investing in a limited number of companies (generally 20-40). If the Fund's current strategies had been in place for the prior periods, results shown would have been different.
The rest of the section will remain unchanged.

Wanger USA
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated February 11, 2022
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following Fund:
Fund	Prospectus and SAI Dated
Wanger Advisors Trust
Wanger USA	May 1, 2021
In February 2022, the Fund's Board of Trustees approved certain Fund changes to become effective May 1, 2022 (the Effective Date), including a change to the Fund's name, an increase in the limit on the Fund’s foreign investment, an increase in the market capitalization range of the companies in which the Fund invests a majority of its assets, and a corresponding change in the Fund's primary benchmark. Accordingly, on the Effective Date, the Fund's Prospectus will be revised as described below. The changes are being made in advance of a likely future proposal to merge Wanger Select with and into the Fund.
1. The Fund's name is changed to Wanger Acorn and all references to Wanger USA will be revised to Wanger Acorn.
2. The first three paragraphs under the heading "Principal Investment Strategies" in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be superseded and replaced with the following:
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the Russell 2500 Growth Index, the Fund's benchmark, (the Index) at the time of purchase (between $31.6 million and $35.3 billion as of December 31, 2021). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. The Fund may continue to hold and make new investments in a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments.
The rest of each section will remain unchanged.
3. The information under the heading "Principal Risks" in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus will be revised to delete Depositary Receipts Risk. The rest of each section will remain unchanged.
4. The information under the heading "Performance Information" in the "Summary of the Fund" section of the Prospectus will be revised to add the following:
Effective May 1, 2022, the Fund compares its performance to that of the Russell 2500 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 2000 Growth Index (the Former Index). The Fund changed its primary benchmark in connection with Board-approved changes to its principal investment strategies that became effective May 1, 2022.  The Investment Manager believes that the New Index provides a more appropriate comparison than the Former Index for investors measuring the Fund's relative performance. Information on the Former Index also will be shown for a one-year transition period.
The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invests a majority of its assets. If the Fund's current strategies had been in place for the prior periods, results shown would have been different.
The rest of the section will remain unchanged.